Analysis of Net Debt	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Analysis of Net Debt
23.  Analysis of Net Debt

Components of net debt

Net debt comprises cash and cash equivalents, interest-bearing loans and borrowings, lease liabilities under IFRS 16 and derivative financial instrument assets and liabilities; it enables investors to see the economic effects of these in total (see note 24 for details of the capital and risk management policies employed by the Group). Net debt is commonly used in computations such as net debt as a % of total equity and net debt as a % of market capitalisation.

	As at 31 December 2020		As at 31 December 2019*
	Fair value $m	Book value $m	Fair value $m	Book value $m
Cash and cash equivalents (note 25)	7,721	7,721	9,918	9,918
Interest-bearing loans and borrowings (note 26)**	(13,407)	(12,215)	(16,454)	(15,827)
Lease liabilities under IFRS 16 (note 22) (i)	(1,635)	(1,635)	(1,697)	(1,697)
Derivative financial instruments (net) (note 27)	188	188	74	74
Group net debt	(7,133)	(5,941)	(8,159)	(7,532)

Reconciliation of opening to closing net debt	2020 $m	2019 $m	2018 $m
At 1 January	(7,532)	(7,998)	(6,953)
Movement in year
Increase in interest-bearing loans and borrowings (ii)	(6,427)	(106)	(1,587)
Repayment of interest-bearing loans, borrowings and finance leases (iii) (iv)	4,943	640	291
Debt, including lease liabilities, in acquired companies (note 32)	(12)	(81)	(87)
Debt, including lease liabilities, in disposed companies	12	463	-
Effect of adopting IFRS 16	-	(2,237)	-
Net increase in lease liabilities under IFRS 16 (i)	(153)	(184)	-
Repayment of lease liabilities under IFRS 16 (i)	258	356	-
Net cash flow arising from derivative financial instruments	(26)	40	(8)
Mark-to-market adjustment	22	28	3
Translation adjustment on financing activities	(529)	15	217
Increase in liabilities from financing activities	(1,912)	(1,066)	(1,171)
Translation adjustment on cash and cash equivalents	338	(20)	(122)
Increase in cash and cash equivalents per Consolidated Statement of Cash Flows	3,165	1,552	248
At 31 December	(5,941)	(7,532)	(7,998)

Notes (i) to (iv) are set out overleaf.

*  As disclosed in the Accounting Policies on page 137, cash and cash equivalents and interest-bearing loans and borrowings have been restated to meet the presentation requirements of IAS 32. The comparative information for the year ended 31 December 2019 has increased cash and cash equivalents from $4.2 billion to $9.9 billion (2018: $2.7 billion to $9.2 billion) and interest-bearing loans and borrowings (note 26) from $10.1 billion to $15.8 billion (2018: $10.7 billion to $17.2 billion). This has no impact on Group net debt.
**Interest-bearing loans and borrowings are Level 2 instruments in which their fair value are derived from quoted market prices.

The following table shows the effective interest rates on
period-end
fixed, gross and net debt:

	As at 31 December 2020			As at 31 December 2019
	$m	Interest rate	Weighted average fixed period Years	$m	Interest rate	Weighted average fixed period Years
Interest-bearing loans and borrowings nominal - fixed rate (v)	(11,822)			(9,821)
Derivative financial instruments - fixed rate	1,835			1,796
Net fixed rate debt including derivatives	(9,987)	2.9%	8.4	(8,025)	3.4%	9.2
Interest-bearing loans and borrowings nominal - floating rate (vi)	(184)			(5,879)
Cumulative fair value hedge adjustment (v)	(209)			(127)
Derivative financial instruments - currency floating rate	(1,647)			(1,722)
Gross debt including derivative financial instruments, excluding lease liabilities	(12,027)	2.7%		(15,753)	3.3%
Lease liabilities - fixed rate	(1,635)			(1,697)
Gross debt including derivative financial instruments, including lease liabilities	(13,662)			(17,450)
Cash and cash equivalents - floating rate (note 25)	7,721			9,918
Group net debt	(5,941)			(7,532)

(i)	All leases capitalised under IFRS 16 have been included as lease liabilities in 2020 and 2019.

(ii)
In April 2020, the Group successfully issued a total of
€
2.0 billion ($2.3 billion) in euro denominated bonds. In April 2020, as a liquidity precaution against the evolving COVID-19 pandemic, the
€
3.5 billion ($4.0 billion) revolving credit facility was drawn down in full.

(iii)
In July 2020, the Group exercised a par-call option to repay a
€
0.75 billion ($0.9 billion) bond. The
€
3.5 billion ($4.0 billion) revolving credit facility was fully repaid in the second half of the year.

(iv)	Interest-bearing loans and borrowings in 2018 include finance leases previously capitalised under IAS 17.

(v)	Of the Group’s nominal fixed rate debt at 31 December 2020, $1,835 million (2019: $1,796 million) is hedged to a mix of USD LIBOR and EURIBOR floating rates using interest rate swaps.

(vi)	Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.

Currency profile

The currency profile of the Group’s net debt and net worth (capital and reserves attributable to the Company’s equity holders) as at 31 December 2020 and 31 December 2019 is as follows:

	US Dollar $m	euro $m	Pound Sterling $m	Canadian Dollar $m	Philippine Peso $m	Polish Zloty $m	Swiss Franc $m	Other (i) $m	Total $m
Cash and cash equivalents (note 25)	1,886	4,586	319	319	62	149	125	275	7,721
Interest-bearing loans and borrowings (note 26)	(5,134)	(5,589)	(543)	(6)	(546)	-	(374)	(23)	(12,215)
Lease liabilities under IFRS 16 (note 22)	(797)	(282)	(247)	(156)	(10)	(31)	(54)	(58)	(1,635)
Derivative financial instruments (net) (note 27)	937	736	(344)	(774)	(25)	(111)	-	(231)	188
Net debt by major currency including derivative financial instruments	(3,108)	(549)	(815)	(617)	(519)	7	(303)	(37)	(5,941)

Non-debt assets and liabilities analysed as follows:
Non-current assets	16,199	4,614	2,598	1,905	1,759	368	553	1,787	29,783
Current assets	3,586	1,465	871	519	171	155	85	387	7,239
Non-current liabilities	(3,094)	(678)	(391)	(229)	(177)	(22)	(145)	(97)	(4,833)
Current liabilities	(2,160)	(1,654)	(980)	(338)	(165)	(175)	(91)	(337)	(5,900)
Non-controlling interests	(103)	(54)	-	-	(501)	-	(8)	(26)	(692)
Capital and reserves attributable to the Company’s equity holders	11,320	3,144	1,283	1,240	568	333	91	1,677	19,656

The equivalent disclosure for the prior year is as follows:

Cash and cash equivalents (note 25)	1,512	6,894	422	235	39	231	270	315	9,918
Interest-bearing loans and borrowings (note 26)	(5,535)	(8,443)	(682)	(49)	(493)	(113)	(422)	(90)	(15,827)
Lease liabilities under IFRS 16 (note 22)	(845)	(286)	(251)	(170)	(13)	(30)	(53)	(49)	(1,697)
Derivative financial instruments (net) (note 27)	104	1,615	(439)	(759)	(42)	(168)	-	(237)	74
Net debt by major currency including derivative financial instruments	(4,764)	(220)	(950)	(743)	(509)	(80)	(205)	(61)	(7,532)

Non-debt assets and liabilities analysed as follows:
Non-current assets	16,110	4,765	3,127	1,956	1,693	372	516	1,730	30,269
Current assets	3,724	1,411	885	561	169	155	80	348	7,333
Non-current liabilities	(2,715)	(755)	(353)	(231)	(169)	(21)	(136)	(126)	(4,506)
Current liabilities	(2,241)	(1,620)	(941)	(360)	(206)	(165)	(87)	(309)	(5,929)
Non-controlling interests	(56)	(54)	-	-	(465)	-	(7)	(25)	(607)
Capital and reserves attributable to the Company’s equity holders	10,058	3,527	1,768	1,183	513	261	161	1,557	19,028

(i)	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Indian Rupee, the Ukrainian Hryvnia and the Serbian Dinar.

Liquidity and capital resources
The following table provides certain information related to our cash generation and changes in our cash and cash equivalents position:

	2020 $m	2019 $m	2018 $m
Net cash inflow from operating activities	3,938	3,881	2,246
Net cash (outflow)/inflow from investing activities	(1,060)	217	(1,772)
Net cash inflow/(outflow) from financing activities	287	(2,546)	(226)
Increase in cash and cash equivalents	3,165	1,552	248
Cash and cash equivalents at beginning of year (note 25)	4,218	2,686	2,560
Effect of exchange rate changes	338	(20)	(122)
Cash and cash equivalents at end of year per Consolidated Statement of Cash Flows (note 25)	7,721	4,218	2,686
Lease liabilities under IFRS 16	(1,635)	(1,697)	-
Bank overdrafts (excluding those in notional cash pooling arrangements)	(120)	(46)	(129)
Borrowings	(12,095)	(10,081)	(10,538)
Derivative financial instruments	188	74	(17)
Total liabilities from financing activities	(13,662)	(11,750)	(10,684)
Net debt at end of year	(5,941)	(7,532)	(7,998)

The Group believes that its financial resources (operating cash together with cash and cash equivalents of $7.7 billion and undrawn committed loan facilities of $4.4 billion) is sufficient to cover the Group’s cash requirements.

At 31 December 2020, US Dollar and euro denominated cash and cash equivalents represented 24% (2019:
15
%) and 59% (2019:
70
%) of total cash and cash equivalents respectively.

Significant borrowings

The main sources of Group debt funding are public bond markets in Europe and North America. The following external bonds were outstanding as at 31 December 2020:

	Annual coupons	Outstanding (millions)	Final maturity	Hedged to floating rate (millions)
US Dollar bonds	5.750%	$400	2021	-
euro bonds	1.750%	€ 600	2021	-
Swiss Franc bonds	1.375%	CHF330	2022	-
euro bonds	3.125%	€ 750	2023	€375
euro bonds	0.875%	€ 500	2023	-
euro bonds	1.875%	€ 600	2024	-
US Dollar bonds	3.875%	$1,250	2025	$875
euro bonds	1.250%	€ 750	2026	-
US Dollar bonds	3.400%	$600	2027	-
US Dollar bonds	3.950%	$900	2028	$500
euro bonds	1.375%	€ 600	2028	-
Pound Sterling bonds	4.125%	£400	2029	-
euro bonds	1.625%	€ 750	2030	-
US Dollar bonds (i)	6.400%	$213	2033	-
US Dollar bonds	5.125%	$500	2045	-
US Dollar bonds	4.400%	$400	2047	-
US Dollar bonds	4.500%	$600	2048	-

(i)
The $300 million bond was issued in September 2003, and at the time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, $87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2020, the remaining fair value hedge adjustment on the hedged item on the Consolidated Balance Sheet was $38 million (2019: $42 million).